Related Party Transactions (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Due To Related Parties	$ 332,404	$ 174,222	$ 113,243
President
Due To Related Parties	94,517
Chief Financial Officer
Due To Related Parties	10,000
Consulting fees	68,000
Chairman of the Board
Due To Related Parties	121,757	106,557
Consulting fees	20,000
Former Director
Due To Related Parties	22,948	22,948
Former Director
Due To Related Parties	44,717	44,717
President of Aero
Due To Related Parties	38,465
Consulting fees	10,000
President of the Company
Consulting fees	55,000
Former Chief Executive Officer
Due To Related Parties		100	100
Management fees		$ 15,900